May 4, 2006

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

ATTN: Document Control - Edgar

RE:      IDS Life Variable Life Separate Account ("Registrant"),
         Rule 497(j) filing

         RiverSource(SM) Variable Universal Life IV/ RiverSource(SM) Variable Universal Life IV - Estate Series and RiverSource(SM) Variable Universal Life III
         File Nos. 333-69777/811-4298

Dear Commissioners:

Registrant certifies that the form of the Prospectus and Statement of Additional Information (SAI) that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent prospectus and SAI has been filed electronically.

If you have any questions concerning this filing, please contact Simone Pepper at (612) 671-2847 or me at (612) 671-3678.


Sincerely,

/s/      Mary Ellyn Minenko
  -------------------------
         Mary Ellyn Minenko

         Assistant General Counsel
         IDS Life Insurance Company